Intangible Assets and Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
LendingClub Corp [Member]
Intangible Assets and Goodwill

9. Intangible Assets and Goodwill

Intangible Assets

The Company’s intangible asset balance was $25.0 million and $26.2 million at March 31, 2017 and December 31, 2016, respectively. Amortization expense associated with intangible assets for the first quarters of 2017 and 2016 was $1.2 million and $1.3 million, respectively.

Goodwill

The Company’s goodwill balance was $35.6 million at March 31, 2017 and December 31, 2016. The Company did not record any goodwill impairment expense for the first quarters of 2017 and 2016. The Company’s annual goodwill impairment testing date is April 1.

9. Intangible Assets and Goodwill

Intangible Assets

Intangible assets consist of the following:

December 31, 2016	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	$39,500	$(13,329)	$26,171
Technology	400	(360)	40
Brand name	300	(300)	—
Total intangible assets	$40,200	$(13,989)	$26,211

December 31, 2015	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Customer relationships	$39,500	$(8,702)	$30,798
Technology	400	(227)	173
Brand name	300	(300)	—
Total intangible assets	$40,200	$(9,229)	$30,971

The customer relationship intangible assets are amortized on an accelerated basis over a 14 year period. The technology and brand name intangible assets are amortized on a straight line basis over three years and one year, respectively. The weighted-average amortization period for total intangibles is 13.8 years. Amortization expense associated with intangible assets for the years ended December 31, 2016, 2015 and 2014 was $4.8 million, $5.3 million and $3.9 million, respectively.

The expected future amortization expense for intangible assets as of December 31, 2016, is as follows:

2017	$4,287
2018	3,872
2019	3,498
2020	3,122
2021	2,746
Thereafter	8,686
Total	$26,211

Goodwill

Goodwill consists of the following:

Balance at December 31, 2014	$72,592
Other changes in goodwill	91
Balance at December 31, 2015	72,683
Goodwill impairment	(37,050)
Balance at December 31, 2016	$35,633

The Company’s annual goodwill impairment testing date is April 1. In testing for potential impairment of goodwill, management performed an assessment of each of the Company’s reporting units (generally defined as the Company’s businesses for which financial information is available and reviewed regularly by management). Only the education and patient finance reporting unit contains goodwill. The Company’s annual goodwill impairment analysis resulted in an impairment charge of $37.1 million for the year ended December 31, 2016.

The first step of the analysis is to compare the reporting unit’s estimated fair value to its carrying value. Estimating the fair value of the education and patient finance reporting unit was a subjective process involving the use of estimates and judgments, particularly related to future cash flows, discount rates (including market risk premiums) and market valuation multiples. The fair value of the reporting unit was determined using the income approach and the market approach, each a commonly used valuation technique. The Company gave consideration to each valuation technique, as either technique can be an indicator of fair value. For the income approach, the Company estimated future cash flows and used such cash flows in a discounted cash flow model (DCF model). A DCF model was selected to be comparable to what would be used by market participants to estimate fair value. The DCF model incorporated expected future growth rates, terminal value amounts, and the applicable weighted-average cost of capital to discount estimated cash flows. The projections used in the estimate of fair value are consistent with the Company’s current forecast and long-range plans for this reporting unit. For the market approach, the valuation of the reporting unit was based on an analysis of enterprise value to revenue and enterprise value to EBITDA valuation multiples. The peer group valuation multiples used in the analysis were selected based on management’s judgment.

The second step of the analysis includes allocating the estimated fair value (determined in the first step) of the reporting unit to its assets and liabilities to determine an implied fair value of goodwill. The implied fair value of goodwill was determined in the same manner as the amount of goodwill recognized in an acquisition. That is, the estimated fair value of the reporting unit was allocated to all of the assets and liabilities of the unit (including unrecognized intangibles such as provider relationships) as if the reporting unit had been acquired and the estimated fair value was the purchase price paid.

The Company did not record any goodwill impairment expense for the years ended December 31, 2015 or 2014.